DERIVATIVE INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of fair value of derivative contracts

	Other accounts receivable and prepaid expenses	Other accounts payable and accrued expenses
	December 31, 2022
Derivatives designated as hedging instruments
Currency forward contracts	$-	$(1,270)
Derivatives not designated as hedging instruments
Currency forward and option contracts	$8	$(153)

Total derivatives	$8	$(1,423)

	Other accounts receivable and prepaid expenses	Other accounts payable and accrued expenses
	June 30, 2023
	Unaudited
Derivatives designated as hedging instruments
Currency forward contracts	$-	$(1,644)
Derivatives not designated as hedging instruments
Currency forward and option contracts	$-	$(75)

Total derivatives	$-	$(1,719)

Schedule of notional amounts of outstanding derivative contracts
	December 31, 2022	June 30, 2023
		Unaudited
Derivatives designated as hedging instruments
Currency forward contracts	$42,848	$25,783
Derivatives not designated as hedging instruments
Currency forward and option contracts	$16,082	$6,482

Total derivatives	$58,930	$32,265

Schedule of derivative contracts on unaudited consolidated statements of operations
	Six months ended June 30,
	2022	2023
	Unaudited

Operating expenses	$293	$1,517
Financial expenses	$617	$620